ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2014	2013

Accrued employee payroll and welfare benefits	22,027	20,561
Payable for purchase of property and equipment	1,888	2,097
Accrued rental expenses	3,442	4,037
Business taxes and other tax payable	2,414	1,931
Individual income taxes withheld	579	634
Payable to other service providers and suppliers	3,531	491
Others	1,394	2,722

	35,275	32,473